Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 - PROPERTY AND EQUIPMENT

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2025	2024
Mechanical equipment	$6,250,038	$5,182,648
Leasehold improvements	303,418	-
Electronic equipment	76,359	36,360
Vehicles	350,738	342,950
Subtotal	6,980,553	5,561,958
Less: accumulated depreciation	(2,085,074)	(1,704,758)
Property and equipment, net	$4,895,479	$3,857,200

For the years ended December 31, 2025, 2024 and 2023, depreciation expense amounted to $582,643, $515,982 and $376,388, respectively.

For the year ended December 31, 2025, the Company disposed of fixed assets with a net carrying value of $116,748. These fixed assets were sold for proceeds of $47,451, resulting in a disposal loss of $69,297.

For the year ended December 31, 2024, the Company disposed of fixed assets with a net carrying value of $52,988. These fixed assets were sold for proceeds of $28,083, resulting in a disposal loss of $24,905.